Acquisitions and Disposals - Summary of Fair Values of the Assets Acquired in Business Combinations, Including Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Net assets acquired:
Goodwill	£ 5,162	£ 5,734	£ 5,965
Novartis consumer health care business[member]
Net assets acquired:
Intangible assets	6,003
Property, plant and equipment	249
Inventory	257
Trade and other receivables	400
Other assets including cash and cash equivalents	304
Trade and other payables	(402)
Deferred tax liabilities	(1,154)
Other liabilities	(165)
Assets liabilities excluding goodwill	5,492
Non-controllinginterest	(2,150)
Goodwill	774
Net assets liabilities including goodwill	4,116
Novartis consumer health care business[member] | GSK consumer health care holdings [member]
Net assets acquired:
Consideration settled by shares in GSK Consumer Healthcare Holdings	4,116
Total consideration	4,116
Novartis vaccines business [member]
Net assets acquired:
Intangible assets	2,680
Property, plant and equipment	434
Inventory	347
Trade and other receivables	162
Other assets including cash and cash equivalents	283
Trade and other payables	(107)
Deferred tax liabilities	(78)
Other liabilities	(299)
Assets liabilities excluding goodwill	3,422
Non-controllinginterest	(19)
Goodwill	576
Net assets liabilities including goodwill	3,979
Novartis vaccines business [member] | GSK consumer health care holdings [member]
Net assets acquired:
Cash consideration paid after purchase adjustments	3,461
Contingent consideration	594
Deferred tax on contingent consideration	(52)
Loss on settlement of pre-existing relationships	(24)
Total consideration	3,979
Other [member]
Net assets acquired:
Intangible assets	124
Property, plant and equipment	1
Trade and other receivables	2
Other assets including cash and cash equivalents	19
Trade and other payables	(3)
Deferred tax liabilities	(26)
Assets liabilities excluding goodwill	117
Goodwill	22
Net assets liabilities including goodwill	139
Other [member] | GSK consumer health care holdings [member]
Net assets acquired:
Cash consideration paid after purchase adjustments	124
Fair value of equity investment disposal	15
Total consideration	£ 139